Investment Risks	Jun. 12, 2026
GraniteShares 2x Long SpaceX Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long SpaceX Daily ETF | Underlying Stock Risk [Member]
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Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Company operates in a rapidly changing and highly competitive industry.

The Company’s launch services business of space vehicles is subject to significant operational, technical, and regulatory risks inherent in the aerospace and space industries, including the risk of launch vehicle failure, loss of payload, damage to third parties, and regulatory grounding of vehicles following anomalies. Any such events could result in significant financial losses, reputational harm, and regulatory consequences that adversely affect the Company’s business. Starlink operates in a highly competitive and rapidly evolving market for satellite broadband services.

The Company faces competition from established telecommunications providers and emerging low earth orbit satellite operators. Starlink’s operations are subject to radio frequency spectrum allocation and coordination requirements administered by the Federal Communications Commission and international regulatory bodies. Changes in spectrum policy, orbital debris regulations, or licensing requirements could adversely affect Starlink’s operations and expansion plans.

In February 2026, the Company completed an all-stock merger with xAI, fundamentally transforming the Company from a launch and satellite business into a combined aerospace, satellite broadband, social media, and artificial intelligence conglomerate. The AI division lost $6.4 billion in 2025 while bringing in $3.2 billion in revenue, and its capital expenditures of $12.7 billion were more than three times larger than those of SpaceX’s core rocket division. The xAI acquisition pushed the consolidated company into a reported $5 billion net loss for 2025 and brought approximately $1 billion in monthly cash burn into the income statement. Whether SpaceXAI becomes a meaningful revenue contributor or a sustained drag on the Company’s financial condition is uncertain and cannot be predicted. Adverse outcomes of regulatory investigations into xAI’s products in multiple jurisdictions, the failure to demonstrate revenue synergies from the merger, or the inability to attract or retain AI talent could have a material negative impact on the Company’s combined business and valuation.

A significant portion of the Company’s revenue is derived from contracts with U.S. government agencies, including NASA and the Department of Defense. These contracts are subject to modification, termination, or non-renewal at the government’s discretion and may be affected by changes in government policy, budgetary constraints, or political developments. Any reduction in the Company’s government business could have a material adverse effect on the Company’s revenues and financial condition. The Company generated approximately $5.9 billion in revenue from U.S. government agencies in 2025, representing a material portion of its total revenue of $18.7 billion. The Company also holds the NSSL Phase 3 Lane 2 contract valued at approximately $5.9 billion for 28 anticipated missions and has received cumulative U.S. federal contracts exceeding $24 billion since 2008. Any policy change, budget reduction, or political development affecting these programs could have a material adverse effect on the Company’s revenues.

The Company has a dual-class share structure under which Elon Musk controls 85.1% of the Underlying Stock’s voting power through a dual-class share structure combining his 12.3% common stake with a 93.6% holding in Class B super-voting shares, each carrying ten votes. As a result, public shareholders will have no meaningful ability to influence major corporate decisions, including mergers, acquisitions, executive compensation, the election of directors, or strategic pivots. The Company will be a ‘controlled company’ under Nasdaq listing rules, meaning it is exempt from certain corporate governance requirements that would otherwise apply to listed companies. The concentration of voting control in Elon Musk means that his personal views, business interests, or actions — including his roles at Tesla, The Boring Company and Neuralink — could materially influence the Underlying Stock’s strategic direction regardless of the preferences of other shareholders.

Musk’s simultaneous roles at Tesla, The Boring Company and Neuralink represent extraordinary key-person risk. Any departure, incapacitation, or regulatory sanction against Musk directly threatens NASA, Department of Defense, and commercial contracts that require CEO stability. The Underlying Stock’s NASA and Department of Defense contracts, which collectively represent approximately $5.9 billion in 2025 government revenue, may contain provisions requiring continuity of key management or may be subject to renegotiation if senior leadership changes materially.

The Company’s Starship launch system, which is central to its long-term revenue and cost reduction strategy, remains in flight testing and has not completed any commercial payload launches as of the date of this prospectus. The Mars colonization narrative, heavy-lift capability, and Starlink Gen 2 satellite deployment all depend on Starship achieving regular, reliable flight. A launch failure, regulatory grounding, or sustained technical setback affecting Starship could materially impair the Company’s ability to execute its stated business strategy and could adversely affect the market price of the Underlying Stock.

Starlink faces accelerating competition from low Earth orbit satellite operators. Amazon’s Project Kuiper launched over 100 satellites in Q1 2026 and has committed approximately $10 billion to further deployment. Eutelsat OneWeb operates 648 satellites, and China’s Guowang constellation has over 200 satellites targeting a 13,000-satellite constellation. Increased competition may compress Starlink’s average revenue per user and subscriber growth rates, adversely affecting the Company’s financial performance.

SpaceX entered into a collaboration with Cursor worth $10 billion, which includes an option to acquire Cursor for up to $60 billion. If SpaceX does not exercise the acquisition option within the agreed timeframe, it must pay a $10 billion breakup fee. This is a material contingent liability that should be disclosed.

Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

The Underlying Stock commenced its initial public offering (“IPO”) on June 12, 2026. The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in shares of a company that recently commenced an IPO involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in shares of a company that recently commenced an IPO may also involve high transaction costs and are subject to market risk and liquidity risk, and the price of the Underlying Stock shares could continue to be volatile and could decline in value significantly in the future. Any of these factors may materially and adversely impact the price of the Underlying Stock, increase the volatility of an investment in the Underlying Stock and have a negative impact on the performance of the Fund.

GraniteShares 2x Long SpaceX Daily ETF | Aerospace and Defense Industry Risk [Member]
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Aerospace and Defense Industry Risk: The Fund’s investment exposure is concentrated in the aerospace and defense industry. Companies in this industry are subject to significant operational, technical, and regulatory risks, including launch vehicle failures, loss of payload, damage to third parties, and regulatory grounding of vehicles following anomalies. The industry is heavily dependent on U.S. government contracts, which are subject to modification, termination, or non-renewal at the government’s discretion and may be adversely affected by changes in government policy, defense budget appropriations, or geopolitical developments. Aerospace and defense companies face intense competition from both established domestic competitors and foreign state-sponsored launch providers. The industry is subject to extensive regulatory oversight by the Federal Aviation Administration, the Department of Defense, and export control authorities, including the International Traffic in Arms Regulations. Adverse developments in any of these areas could materially and adversely affect the Underlying Stock and the performance of the Fund.

GraniteShares 2x Long SpaceX Daily ETF | Satellite Communications Industry Risk [Member]
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Satellite Communications Industry Risk: The Fund’s investment exposure is concentrated in the satellite communications industry. Companies in this industry operate in a highly competitive and rapidly evolving market for broadband connectivity services, facing competition from established terrestrial telecommunications providers, emerging low Earth orbit satellite operators, and foreign state-sponsored constellation programs. Satellite communications companies are subject to radio frequency spectrum allocation and coordination requirements administered by the Federal Communications Commission and international regulatory bodies; changes in spectrum policy, orbital debris regulations, or licensing requirements could adversely affect operations and expansion plans. The industry requires substantial and continuous capital expenditure to manufacture, launch, and maintain satellite constellations, and revenues may be adversely affected by subscriber churn, pricing pressure, and the emergence of competing technologies such as direct-to-device terrestrial networks. Any sustained decline in satellite broadband demand or increase in competitive intensity could materially adversely affect the Underlying Stock and the performance of the Fund.

GraniteShares 2x Long SpaceX Daily ETF | Social Media Industry Risk [Member]
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Social Media Industry Risk: The Fund’s investment exposure is concentrated in the social media industry. Social media companies are subject to extensive and rapidly evolving regulatory scrutiny across multiple jurisdictions, including privacy and data protection laws, content moderation requirements, algorithmic transparency obligations, and antitrust investigations. Advertising revenue, which constitutes a significant portion of social media revenue, is highly cyclical and sensitive to macroeconomic conditions, changes in advertiser sentiment, and the emergence of competing platforms. Social media companies face significant reputational risks arising from user-generated content, misinformation, and platform moderation decisions, any of which could result in advertiser boycotts, regulatory sanctions, or user attrition. The industry is subject to litigation risk arising from intellectual property disputes, privacy violations, and content liability claims. User engagement metrics are subject to rapid change, and the loss of active users or failure to attract younger demographics could materially and adversely affect the Underlying Stock and the performance of the Fund.

GraniteShares 2x Long SpaceX Daily ETF | Artificial Intelligence Infrastructure Industry Risk [Member]
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Artificial Intelligence Infrastructure Industry Risk: The Fund’s investment exposure is concentrated in the artificial intelligence infrastructure industry. Companies in this industry are engaged in the development, training, and deployment of large-scale artificial intelligence models and the construction and operation of the data center infrastructure required to support them, both of which are capital-intensive activities with uncertain and long-dated returns. AI infrastructure companies face significant execution risk, including the risk of cost overruns, GPU supply constraints, and rapid obsolescence of hardware investments. The industry is subject to regulatory investigations and potential restrictions in multiple jurisdictions relating to AI safety, data privacy, deepfake technologies, and algorithmic bias. Competition among AI model developers is intense, and market share can shift rapidly in response to technological advances by competitors. The failure to achieve commercial traction for AI products, or adverse regulatory outcomes, could result in significant financial losses that materially and adversely affect the Underlying Stock and the performance of the Fund.

GraniteShares 2x Long SpaceX Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
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Effects of Compounding and Market Volatility Risk: The Fund’s aims to replicate the leverage daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock commenced its IPO on June 12, 2026 and has a limited trading history. As of the date of this prospectus, the Underlying Stock does not have an extended track record of historical performance or daily volatility as a publicly traded security. Accordingly, no annualized performance or volatility data is available for prior years. The trading price of the Underlying Stock is likely to be volatile compared to the market. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long SpaceX Daily ETF | Correlation Risk [Member]
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Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long SpaceX Daily ETF | Leverage Risk [Member]
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Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines by more than 50%. Leverage will also have the effect of magnifying any differences in the Fund’s performance correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long SpaceX Daily ETF | Counterparty Risk [Member]
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Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long SpaceX Daily ETF | Derivatives Risk [Member]
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Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long SpaceX Daily ETF | Exchange Traded Fund Structure Risk [Member]
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Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Long SpaceX Daily ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long SpaceX Daily ETF | Management Risk [Member]
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Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long SpaceX Daily ETF | Market and Geopolitical Risk [Member]
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Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long SpaceX Daily ETF | Non-diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long SpaceX Daily ETF | Swap Risk [Member]
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Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long SpaceX Daily ETF | Options Contracts Risk [Member]
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Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long SpaceX Daily ETF | Rebalancing Risk [Member]
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Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long SpaceX Daily ETF | Trading Halt Risk [Member]
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Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underlying Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long SpaceX Daily ETF | Tracking Error Risk [Member]
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Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long SpaceX Daily ETF | Investing In U S Equities Risk [Member]
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Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long SpaceX Daily ETF | Us Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long SpaceX Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short SpaceX Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Short SpaceX Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Company operates in a rapidly changing and highly competitive industry.

The Company’s launch services business of space vehicles is subject to significant operational, technical, and regulatory risks inherent in the aerospace and space industries, including the risk of launch vehicle failure, loss of payload, damage to third parties, and regulatory grounding of vehicles following anomalies. Any such events could result in significant financial losses, reputational harm, and regulatory consequences that adversely affect the Company’s business. Starlink operates in a highly competitive and rapidly evolving market for satellite broadband services.

The Company faces competition from established telecommunications providers and emerging low earth orbit satellite operators. Starlink’s operations are subject to radio frequency spectrum allocation and coordination requirements administered by the Federal Communications Commission and international regulatory bodies. Changes in spectrum policy, orbital debris regulations, or licensing requirements could adversely affect Starlink’s operations and expansion plans.

In February 2026, the Company completed an all-stock merger with xAI, fundamentally transforming the Company from a launch and satellite business into a combined aerospace, satellite broadband, social media, and artificial intelligence conglomerate. The AI division lost $6.4 billion in 2025 while bringing in $3.2 billion in revenue, and its capital expenditures of $12.7 billion were more than three times larger than those of SpaceX’s core rocket division. The xAI acquisition pushed the consolidated company into a reported $5 billion net loss for 2025 and brought approximately $1 billion in monthly cash burn into the income statement. Whether SpaceXAI becomes a meaningful revenue contributor or a sustained drag on the Company’s financial condition is uncertain and cannot be predicted. Adverse outcomes of regulatory investigations into xAI’s products in multiple jurisdictions, the failure to demonstrate revenue synergies from the merger, or the inability to attract or retain AI talent could have a material negative impact on the Company’s combined business and valuation.

A significant portion of the Company’s revenue is derived from contracts with U.S. government agencies, including NASA and the Department of Defense. These contracts are subject to modification, termination, or non-renewal at the government’s discretion and may be affected by changes in government policy, budgetary constraints, or political developments. Any reduction in the Company’s government business could have a material adverse effect on the Company’s revenues and financial condition. The Company generated approximately $5.9 billion in revenue from U.S. government agencies in 2025, representing a material portion of its total revenue of $18.7 billion. The Company also holds the NSSL Phase 3 Lane 2 contract valued at approximately $5.9 billion for 28 anticipated missions and has received cumulative U.S. federal contracts exceeding $24 billion since 2008. Any policy change, budget reduction, or political development affecting these programs could have a material adverse effect on the Company’s revenues.

The Company has a dual-class share structure under which Elon Musk controls 85.1% of the Underlying Stock’s voting power through a dual-class share structure combining his 12.3% common stake with a 93.6% holding in Class B super-voting shares, each carrying ten votes. As a result, public shareholders will have no meaningful ability to influence major corporate decisions, including mergers, acquisitions, executive compensation, the election of directors, or strategic pivots. The Company will be a ‘controlled company’ under Nasdaq listing rules, meaning it is exempt from certain corporate governance requirements that would otherwise apply to listed companies. The concentration of voting control in Elon Musk means that his personal views, business interests, or actions — including his roles at Tesla, The Boring Company and Neuralink — could materially influence the Underlying Stock’s strategic direction regardless of the preferences of other shareholders.

Musk’s simultaneous roles at Tesla, The Boring Company and Neuralink represent extraordinary key-person risk. Any departure, incapacitation, or regulatory sanction against Musk directly threatens NASA, Department of Defense, and commercial contracts that require CEO stability. The Underlying Stock’s NASA and Department of Defense contracts, which collectively represent approximately $5.9 billion in 2025 government revenue, may contain provisions requiring continuity of key management or may be subject to renegotiation if senior leadership changes materially.

The Company’s Starship launch system, which is central to its long-term revenue and cost reduction strategy, remains in flight testing and has not completed any commercial payload launches as of the date of this prospectus. The Mars colonization narrative, heavy-lift capability, and Starlink Gen 2 satellite deployment all depend on Starship achieving regular, reliable flight. A launch failure, regulatory grounding, or sustained technical setback affecting Starship could materially impair the Company’s ability to execute its stated business strategy and could adversely affect the market price of the Underlying Stock.

Starlink faces accelerating competition from low Earth orbit satellite operators. Amazon’s Project Kuiper launched over 100 satellites in Q1 2026 and has committed approximately $10 billion to further deployment. Eutelsat OneWeb operates 648 satellites, and China’s Guowang constellation has over 200 satellites targeting a 13,000-satellite constellation. Increased competition may compress Starlink’s average revenue per user and subscriber growth rates, adversely affecting the Company’s financial performance.

SpaceX entered into a collaboration with Cursor worth $10 billion, which includes an option to acquire Cursor for up to $60 billion. If SpaceX does not exercise the acquisition option within the agreed timeframe, it must pay a $10 billion breakup fee. This is a material contingent liability that should be disclosed.

Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

The Underlying Stock commenced its initial public offering (“IPO”) on June 12, 2026. The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in shares of a company that recently commenced an IPO involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in shares of a company that recently commenced an IPO may also involve high transaction costs and are subject to market risk and liquidity risk, and the price of the Underlying Stock shares could continue to be volatile and could decline in value significantly in the future. Any of these factors may materially and adversely impact the price of the Underlying Stock, increase the volatility of an investment in the Underlying Stock and have a negative impact on the performance of the Fund.

GraniteShares 2x Short SpaceX Daily ETF | Aerospace and Defense Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Aerospace and Defense Industry Risk: The Fund’s investment exposure is concentrated in the aerospace and defense industry. Companies in this industry are subject to significant operational, technical, and regulatory risks, including launch vehicle failures, loss of payload, damage to third parties, and regulatory grounding of vehicles following anomalies. The industry is heavily dependent on U.S. government contracts, which are subject to modification, termination, or non-renewal at the government’s discretion and may be adversely affected by changes in government policy, defense budget appropriations, or geopolitical developments. Aerospace and defense companies face intense competition from both established domestic competitors and foreign state-sponsored launch providers. The industry is subject to extensive regulatory oversight by the Federal Aviation Administration, the Department of Defense, and export control authorities, including the International Traffic in Arms Regulations. Adverse developments in any of these areas could materially and adversely affect the Underlying Stock and the performance of the Fund.

GraniteShares 2x Short SpaceX Daily ETF | Satellite Communications Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Satellite Communications Industry Risk: The Fund’s investment exposure is concentrated in the satellite communications industry. Companies in this industry operate in a highly competitive and rapidly evolving market for broadband connectivity services, facing competition from established terrestrial telecommunications providers, emerging low Earth orbit satellite operators, and foreign state-sponsored constellation programs. Satellite communications companies are subject to radio frequency spectrum allocation and coordination requirements administered by the Federal Communications Commission and international regulatory bodies; changes in spectrum policy, orbital debris regulations, or licensing requirements could adversely affect operations and expansion plans. The industry requires substantial and continuous capital expenditure to manufacture, launch, and maintain satellite constellations, and revenues may be adversely affected by subscriber churn, pricing pressure, and the emergence of competing technologies such as direct-to-device terrestrial networks. Any sustained decline in satellite broadband demand or increase in competitive intensity could materially adversely affect the Underlying Stock and the performance of the Fund.

GraniteShares 2x Short SpaceX Daily ETF | Social Media Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Social Media Industry Risk: The Fund’s investment exposure is concentrated in the social media industry. Social media companies are subject to extensive and rapidly evolving regulatory scrutiny across multiple jurisdictions, including privacy and data protection laws, content moderation requirements, algorithmic transparency obligations, and antitrust investigations. Advertising revenue, which constitutes a significant portion of social media revenue, is highly cyclical and sensitive to macroeconomic conditions, changes in advertiser sentiment, and the emergence of competing platforms. Social media companies face significant reputational risks arising from user-generated content, misinformation, and platform moderation decisions, any of which could result in advertiser boycotts, regulatory sanctions, or user attrition. The industry is subject to litigation risk arising from intellectual property disputes, privacy violations, and content liability claims. User engagement metrics are subject to rapid change, and the loss of active users or failure to attract younger demographics could materially and adversely affect the Underlying Stock and the performance of the Fund.

GraniteShares 2x Short SpaceX Daily ETF | Artificial Intelligence Infrastructure Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Artificial Intelligence Infrastructure Industry Risk: The Fund’s investment exposure is concentrated in the artificial intelligence infrastructure industry. Companies in this industry are engaged in the development, training, and deployment of large-scale artificial intelligence models and the construction and operation of the data center infrastructure required to support them, both of which are capital-intensive activities with uncertain and long-dated returns. AI infrastructure companies face significant execution risk, including the risk of cost overruns, GPU supply constraints, and rapid obsolescence of hardware investments. The industry is subject to regulatory investigations and potential restrictions in multiple jurisdictions relating to AI safety, data privacy, deepfake technologies, and algorithmic bias. Competition among AI model developers is intense, and market share can shift rapidly in response to technological advances by competitors. The failure to achieve commercial traction for AI products, or adverse regulatory outcomes, could result in significant financial losses that materially and adversely affect the Underlying Stock and the performance of the Fund.

GraniteShares 2x Short SpaceX Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily inverse returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate inverse daily returns. For a Fund aiming to replicate the inverse performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 17.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Inverse Fund would be expected to lose 95.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Inverse Fund can be expected to return less than -200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of the Underlying Stock. The Inverse Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	-200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	190%	36110.9%	31935.5%	18570.8%	7461.0%	2021.9%	292.9%	-53.9%
-90%	180%	9182.7%	7895.4%	4554.8%	1756.7%	406.8%	-8.5%	-89.3%
-80%	160%	2261.3%	1930.1%	1074.3%	367.1%	23.9%	-78.0%	-97.5%
-70%	140%	962.0%	810.9%	421.8%	108.1%	-45.0%	-90.4%	-99.0%
-60%	120%	500.9%	415.3%	196.2%	15.3%	-69.1%	-94.7%	-99.4%
-50%	100%	286.3%	230.5%	89.7%	-25.6%	-80.5%	-96.7%	-99.7%
-40%	80%	168.8%	130.4%	31.6%	-48.3%	-86.9%	-97.8%	-99.8%
-30%	60%	98.0%	69.3%	-3.3%	-62.4%	-90.3%	-98.4%	-99.8%
-20%	40%	51.6%	29.8%	-26.1%	-71.8%	-92.6%	-98.8%	-99.9%
-10%	20%	19.8%	2.4%	-41.6%	-77.5%	-94.2%	-99.0%	-99.9%
0%	0%	-2.9%	-17.0%	-52.7%	-81.8%	-95.3%	-99.2%	-99.9%
10%	-20%	-19.8%	-31.4%	-61.2%	-84.9%	-96.2%	-99.4%	-99.9%
20%	-40%	-32.6%	-42.4%	-67.4%	-87.5%	-96.7%	-99.4%	-100.0%
30%	-60%	-42.6%	-51.0%	-72.2%	-89.4%	-97.3%	-99.6%	-100.0%
40%	-80%	-50.6%	-57.7%	-76.1%	-90.7%	-97.7%	-99.6%	-100.0%
50%	-100%	-56.9%	-63.3%	-79.2%	-92.0%	-97.9%	-99.7%	-100.0%
60%	-120%	-62.2%	-67.7%	-81.9%	-93.1%	-98.2%	-99.7%	-100.0%
70%	-140%	-66.5%	-71.4%	-83.9%	-93.8%	-98.5%	-99.7%	-100.0%
80%	-160%	-70.2%	-74.6%	-85.6%	-94.4%	-98.6%	-99.8%	-100.0%
90%	-180%	-73.3%	-77.2%	-87.2%	-95.2%	-98.7%	-99.8%	-100.0%
100%	-200%	-74.6%	-78.3%	-87.7%	-95.4%	-98.9%	-99.8%	-100.0%

The Underlying Stock commenced its IPO on June 12, 2026 and has a limited trading history. As of the date of this prospectus, the Underlying Stock does not have an extended track record of historical performance or daily volatility as a publicly traded security. Accordingly, no annualized performance or volatility data is available for prior years. The trading price of the Underlying Stock is likely to be volatile compared to the market. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Short SpaceX Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with the Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Short SpaceX Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Short SpaceX Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Short SpaceX Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

GraniteShares 2x Short SpaceX Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Short SpaceX Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Short SpaceX Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Short SpaceX Daily ETF | Non-diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Short SpaceX Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Short SpaceX Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Short SpaceX Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Short SpaceX Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underlying Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Short SpaceX Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
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Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate -2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Short SpaceX Daily ETF | Investing In U S Equities Risk [Member]
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Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Short SpaceX Daily ETF | Us Treasury Risk [Member]
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US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Short SpaceX Daily ETF | Tax Risk [Member]
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Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Short SpaceX Daily ETF | Short Sale Exposure Risk [Member]
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Short Sale Exposure Risk: The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock increases by more than 50%.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.